Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Notes [Abstract]
Schedule of Table Presents a Reconciliation of the Senior Convertible Notes

The following table presents a reconciliation of the Senior Convertible Notes (in thousands):

Senior Convertible Notes
Balance as of December 31, 2022	$—
Issuance	9,707
Amortization of discount	17
Paid-in-kind interest	206
Balance as of December 31, 2023	$9,930